GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
GOODWILL
Schedule of changes in the net carrying amount of goodwill

Cost:

Balance as of December 31, 2015	$482,175
Business acquisition (note 10)	87,068

Balance as of December 31, 2017 and 2016	569,243

Accumulated amortization:

Balance as of December 31, 2017 and 2016	$(33,311)

Net carrying amount:

As of December 31, 2017 and 2016	$535,932

Schedule of determination of recoverable amounts in the impairment tests performed in significant CGU groups
	2017		2016
CGU groups	Pre-tax discount rate (WACC)	Perpetual growth rate	Pre-tax discount rate (WACC)	Perpetual growth rate

Telecommunications	8.5%	2.5%	8.5%	2.5%